As filed with the Securities and Exchange Commission on March 4, 2005

                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
   ===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933        |X|
                       Post-Effective Amendment No. 93   |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940    |X|
                              Amendment No. 95           |X|

                               -------------------
                               THE RBB FUND, INC.

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                        Copies to:
            TIMOTHY K. BIEDRZYCKI               MICHAEL P. MALLOY, ESQUIRE
                  PFPC Inc.                     Drinker Biddle & Reath LLP
            400 Bellevue Parkway                     One Logan Square
            Wilmington, DE 19809                  18th & Cherry Streets
   (Name and Address of Agent for Service)     Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
|X| on March 9, 2005 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..................Shares of Common Stock

                               The RBB Fund, Inc.

                                 EXPLANTORY NOTE
        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 88 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 20, 2004 and pursuant to Rule 485(a)(1) would be effective March 5, 2005.

This Post-Effective Amendment No. 93 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 9, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 93 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

                               THE RBB FUND, INC.
                                     PEA 93
                            PART C: OTHER INFORMATION


Item 22.          EXHIBITS

(a)             Articles of Incorporation.

           (1) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (3) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (4) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (6) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (7) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (8) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (9) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (10) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (11) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (12) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (13) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (14) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (15) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

          (16) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (17) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

          (18) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

          (19) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (20) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (21) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (22) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (23) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (24) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (25) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (26) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

          (27) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

          (28) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

          (29) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

          (30) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

          (31) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

          (32) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

          (33) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

          (34) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

          (35) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

          (36) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

          (37) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (38)  ARTICLES SUPPLEMENTARY OF REGISTRANT ARE FILED HEREWITH.

(b)             By-Laws.

           (1) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

           (2) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)             Instruments Defining Rights of Security Holders.

          (1) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through April 26, 1996 which are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

(d)             Investment Advisory Contracts.

           (1) Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (3) Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

           (4) Investment Advisory Agreement (Tax-Free Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Sub-Advisory Agreement (Tax-Free Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (6) Assumption Agreement (Municipal Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

           (7) Investment Advisory Agreement (Government Obligations Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (8) Sub-Advisory Agreement (Government Obligations Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (9) Assumption Agreement (Government Obligations Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (10) Investment Advisory Agreement (Government Securities) between Registrant and Provident Institutional Management Corporation dated as of April 8, 1991 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (11) Investment Advisory Agreement (New York Municipal Money Market) between Registrant and Provident Institutional Management Corporation dated November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (12) Investment Advisory Agreement (Tax-Free Money Market) between Registrant and Provident Institutional Management Corporation dated April 21, 1992 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (13) Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (14) Investment Advisory Agreement (n/i Growth Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (15) Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth & Value) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (16)  Investment Advisory Agreement (Boston Partners Large Cap Value
                Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (17)  Investment Advisory Agreement (Boston Partners Mid Cap Value
                Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (18) Investment Advisory Agreement (Boston Partners Bond Fund) between Registrant and Boston Partners Asset Management, L.P. dated December 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (19) Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (20) Investment Advisory Agreement (Boston Partners Small Cap Value Fund II - formerly Micro Cap Value) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (21) Investment Advisory Agreement (Boston Partners Long/Short Equity Fund - formerly Market Neutral) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (22) Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (23) Form of Investment Advisory Agreement (Boston Partners Fund - Formerly Long-Short Equity) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (24) Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (25) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

          (26) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

          (27) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

          (28)  Investment Advisory Agreement (Boston Partners All-Cap Value
                Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (29) Investment Advisory Agreement between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (30) Investment Advisory Agreement between Registrant and Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (31) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (32) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Liquidity Fund for Credit Unions (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (33) Investment Advisory Agreement (n/i Growth Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (34) Investment Advisory Agreement (n/i Emerging Growth Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (35) Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (36) Investment Advisory Agreement (n/i Mid Cap Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (37) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors LLC for the n/i Numeric Investors Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (38) Contractual Fee Waiver Agreement dated December 12, 2003, between the Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (39) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (40) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (41) Contractual Fee Waiver Agreement dated December 15, 2004, between the Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

          (42) FORM OF INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG CORE BOND FUND IS FILED HEREWITH.

          (43) FORM OF INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG LARGE CAP GROWTH FUND IS FILED HEREWITH.

          (44) FORM OF INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG TUDOR FUND IS FILED HEREWITH.

          (45) FORM OF CONTRACTUAL FEE WAIVER AGREEMENT BETWEEN THE REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND AND ROBECO WPG TUDOR FUND ARE FILED HEREWITH.

(e)             Underwriting Contracts.

           (1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

           (2) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

           (3) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Municipal Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

           (4) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Government Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

           (5) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

           (6) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

           (7) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Schneider Value

                Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

           (8) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

           (9) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (10) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Liquidity Fund for Credit Union Members (formerly CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (11) FORM OF DISTRIBUTION AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC DISTRIBUTORS, INC. (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR FUND) IS FILED HEREWITH.

(f)             Bonus or Profit Sharing Contracts.

           (1) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

           (2) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)             Custodian Agreements.

           (1) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (3) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (4) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Custody Agreement between Registrant and Custodial Trust Company on behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value) Portfolios of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

           (6) Custodian Agreement Supplement Between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

           (7) Custodian Agreement Supplement between Registrant and PNC Bank, National Association, on behalf of the Boston Partners Mid Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

           (8) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

           (9) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (10) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (11) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Long/Short Equity Fund (formerly Market Neutral) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (12) Custodian Agreement Supplement between Registrant and Custodial Trust Company on behalf of n/i Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (13) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (14) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (15) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

          (16) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (17) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (18) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (19) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (20) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (21) FORM OF CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND MELLON BANK N.A. (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR FUND) IS FILED HEREWITH.

(h)             Other Material Contracts.

           (1) Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Transfer Agency Agreement (Cash Preservation) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (3) Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (4) Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (6) Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (7) Shareholder Services Plan (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (8) Shareholder Services Plan (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (9) Transfer Agency Agreement (Bedford) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (10) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to Government Securities Portfolio, dated as of April 10, 1991 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (11) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to New York Municipal Money Market Portfolio dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (12) Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (13) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (14) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

          (15) Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

          (16) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

          (17) Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (18) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Micro Cap Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (19) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Growth Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (20) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

          (21) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

          (22) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

          (23) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

          (24) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

          (25) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Advisor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

          (26) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (27) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (28) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (29) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (30) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (31) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (32) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (33) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (34) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (35) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (36) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Micro Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (37) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

          (38) Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (39) Administrative and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (40) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (41) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (42) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (43) Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (44) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (45) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (46) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (47) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (48) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (49) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (50) Non 12b-1 Shareholder Services Plan and Agreement for Bogle Small Cap Growth Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (51) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

          (52) Fee Waiver Agreement for n/i Numeric Investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

          (53) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

          (54) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

          (55) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

          (56) Transfer Agency Supplement between Registrant and PFPC Inc. for the Bear Stearns Money Market Family is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

          (57) Form of Transfer Agency Supplement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (58) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

          (59) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (60) Transfer Agency Supplement between Registrant and PFPC Inc. for Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (61) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

          (62) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (63) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (64) Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (65) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (66) Form of Administration, Accounting, Transfer Agency and Custodian Services Fee Letter Agreement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

          (67) Form of Non - 12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

          (68) Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (69) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for Investor Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (70) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (71) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (72) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (73) Amended and Restated Non-12b-1 Shareholder Services Plan (Numeric Funds) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (74) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (75) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity
                Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (76) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (77) Amended and Restated Non-12b-1 Shareholder Services Plan for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (78) Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

          (79) Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

          (80) FORM OF ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG CORE BOND FUND IS FILED HEREWITH.

          (81) FORM OF ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG LARGE CAP GROWTH FUND IS FILED HEREWITH.

          (82) FORM OF ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG TUDOR FUND IS FILED HEREWITH.

          (83) FORM OF ADMINISTRATIVE SERVICES AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC DISTRIBUTORS, INC. FOR THE ROBECO WPG CORE BOND FUND IS FILED HEREWITH.

          (84) FORM OF ADMINISTRATIVE SERVICES AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC DISTRIBUTORS, INC. FOR THE ROBECO WPG LARGE CAP GROWTH FUND IS FILED HEREWITH.

          (85) FORM OF ADMINISTRATIVE SERVICES AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC DISTRIBUTORS, INC. FOR THE ROBECO WPG TUDOR FUND IS FILED HEREWITH.

          (86) FORM OF TRANSFER AGENCY AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG CORE BOND FUND IS FILED HEREWITH.

          (87) FORM OF TRANSFER AGENCY AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG LARGE CAP GROWTH FUND IS FILED HEREWITH.

          (88) FORM OF TRANSFER AGENCY AGREEMENT SUPPLEMENT BETWEEN REGISTRANT AND PFPC INC. FOR THE ROBECO WPG TUDOR FUND IS FILED HEREWITH.

          (89) AMENDED SCHEDULE A TO REGULATORY ADMINISTRATION SERVICES AGREEMENT BETWEEN REGISTRANT AND PFPC INC. IS FILED HEREWITH.

          (90) FORM OF SHAREHOLDER SERVICING AGREEMENT (ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS) IS FILED HEREWITH.

          (91) FORM OF SHAREHOLDER SERVICING AGREEMENT (ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) IS FILED HEREWITH.

          (92) FORM OF SHAREHOLDER SERVICING AGREEMENT (ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS) IS FILED HEREWITH.

(i)             None

(j)             None

(k)             None

(l)             Initial Capital Agreements.

           (1) Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

           (3) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

           (4) Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class FF (n/i Micro Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

           (6) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class GG (n/i Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

           (7) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class HH (n/i Mid Cap Fund - formerly Growth & Value) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

           (8) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

           (9) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

          (10) Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (Boston Partners Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (11) Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (12) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (13) Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (14) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (n/i Small Cap Value
                Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (15) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (16) Purchase Agreement between Registrant and Bogle Investment Management, L.P. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

          (17) Purchase Agreement between Registrant and Boston Partners Asset Management , L.P. (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (18) Purchase Agreement between Registrant and Schneider Capital Management Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (19) Purchase Agreement between Registrant and Baker 500 Corporation (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (20) Form of Purchase Agreement between Registrant and WesCorp Investment Services, LLC (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

          (21) Form of Purchase Agreement between Registrant and Wescorp Investment Services, LLC (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (22) FORM OF PURCHASE AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS (ROBECO WPG CORE BOND FUND) IS FILED HEREWITH.

          (23) FORM OF PURCHASE AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS (ROBECO WPG LARGE CAP GROWTH FUND) IS FILED HEREWITH.

          (24) FORM OF PURCHASE AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS (ROBECO WPG TUDOR FUND) IS FILED HEREWITH.

(m)             Rule 12b-1 Plan.

           (1) Plan of Distribution (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (2) Plan of Distribution (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (3) Plan of Distribution (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (4) Plan of Distribution (Cash Preservation Money) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (5) Plan of Distribution (Cash Preservation Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (6) Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (7) Plan of Distribution (Bedford Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (8) Plan of Distribution (Bedford Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

           (9) Plan of Distribution (Income Opportunities High Yield) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

          (10) Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (11) Plan of Distribution (Beta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (12) Plan of Distribution (Beta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (13) Plan of Distribution (Beta New York Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (14) Plan of Distribution (Gamma Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (15) Plan of Distribution (Gamma Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (16) Plan of Distribution (Gamma New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (17) Plan of Distribution (Delta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (18) Plan of Distribution (Epsilon Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (19) Plan of Distribution (Epsilon Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (20) Plan of Distribution (Epsilon Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (21) Plan of Distribution (Epsilon New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (22) Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (23) Plan of Distribution (Zeta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (24) Plan of Distribution (Zeta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (25) Plan of Distribution (Zeta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (26) Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (27) Plan of Distribution (Eta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (28) Plan of Distribution (Eta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (29) Plan of Distribution (Eta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (30) Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (31) Plan of Distribution (Theta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (32) Plan of Distribution (Theta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (33) Plan of Distribution (Theta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

          (34) Plan of Distribution (Boston Partners Large Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

          (35) Plan of Distribution (Boston Partners Large Cap Value Fund Advisor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

          (36) Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

          (37) Plan of Distribution (Boston Partners Bond Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

          (38) Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

          (39) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

          (40) Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

          (41) Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

          (42) Form of Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

          (43) Plan of Distribution (Bear Stearns Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

          (44) Plan of Distribution (Bear Stearns Municipal Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

          (45) Plan of Distribution (Bear Stearns Government Obligations Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

          (46) Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

          (47) Plan of Distribution pursuant to Rule 12b-1 (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

          (48) FORM OF PLAN OF DISTRIBUTION (ROBECO WPG CORE BOND FUND - INVESTOR CLASS) IS FILED HEREWITH.

(n)             Rule 18f-3 Plan.

                Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on December 20, 2004.

(p)             Code of Ethics.


           (1)  Code of Ethics of the Registrant is filed herewith.

           (2) Code of Ethics of Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement (No. 33-20827) filed on March 3, 2005.

           (3) Code of Ethics of Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement (No. 33-20827) filed on March 3, 2005.

           (4) Code of Ethics of Schneider Capital Management Company are incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement (No. 33-20827) filed on March 3, 2005.

           (5) Code of Ethics of Bogle Investment Management, L P. is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement (No. 33-20827) filed on March 3, 2005.


           (6) Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

           (7) Code of Ethics of Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

           (8) Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on

                December 20, 2004.

Item 23.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 24.   INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, LLC ("Numeric"), each dated November 12, 2004 and incorporated herein by reference to exhibits (d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18),
(d)(20), (d)(21), and (d)(28), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.


Section 12 of the Form of Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference as exhibits
(d)(31) and (d)(32) provides for the indemnification of WesCorp Investment Services, LC against certain losses.

Section 12 of the Form of Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits (d)(42), (d)(43) and (d)(44) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Item 25.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Item 25.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

                    1.  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:
                        -----------------------------------------------
                        Blackrock Institutional Management Corporation ("BIMC") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:


                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------
                        Paul L. Audet                    BlackRock Provident          Treasurer
                        Director                         Institutional Funds
                                                         Wilmington, DE

                                                         BlackRock Funds              Treasurer
                                                         Wilmington, DE

                                                         BlackRock Capital            Director
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock Advisors, Inc.     Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock (Japan), Inc.      Chief Financial Officer &
                                                         New York, NY                 Managing Director


                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------

                                                         BlackRock International,     Chief Financial Officer &
                                                         Ltd.                         Managing Director
                                                         Edinburgh, Scotland

                                                         BlackRock, Inc.              Chief Financial Officer &
                                                         New York, NY                 Managing Director


                        Laurence J. Carolan              BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                        Robert P. Connolly               BlackRock Capital            Managing Director, General
                        Managing Director, General       Management, Inc.             Counsel & Secretary
                        Counsel and Secretary            Wilmington, DE

                                                         BlackRock, Inc.              Managing Director, General
                                                         New York, NY                 Counsel & Secretary

                                                         BlackRock International,     Managing Director, General
                                                         Ltd.                         Counsel & Secretary
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Managing Director, General
                                                         New York, NY                 Counsel & Secretary

                                                         BlackRock Advisors, Inc.     Managing Director, General
                                                         Wilmington, DE               Counsel & Secretary

                                                         BlackRock Financial          Managing Director, General
                                                         Management, Inc.             Counsel & Secretary
                                                         New York, NY

                                                         BlackRock Investments,       General Counsel & Secretary
                                                         Inc.
                                                         New York, NY

                        Laurence D. Fink                 BlackRock Funds              President  & Trustee
                        Chief Executive Officer          Wilmington, DE

                                                         BlackRock Capital            Chief Executive Officer
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Chairman & CEO
                                                         New York, NY


                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------

                                                         BlackRock International,     Chairman & CEO
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Chairman & CEO
                                                         New York, NY

                                                         BlackRock Investments,       Chairman & CEO
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Chief Executive Officer
                                                         Wilmington, DE

                                                         BlackRock Financial          Chairman & CEO
                                                         Management, Inc.
                                                         New York, NY


                                                         BlackRock HPB Management     Director
                                                         LLC
                                                         New York, NY

                        Robert S. Kapito                 BlackRock Capital            Vice Chairman & Director
                        Vice Chairman and Director       Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock International,     Vice Chairman & Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock, Inc.              Vice Chairman
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Vice Chairman & Director
                                                         Wilmington, DE

                                                         BlackRock (Japan), Inc.      Vice Chairman & Director
                                                         New York, NY

                                                         BlackRock Investments,       Director
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Financial          Vice Chairman & Director
                                                         Management, Inc.
                                                         New York, NY

                        Kevin M. Klingert                BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE


                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Managing Director
                                                         Management, Inc.
                                                         New York, NY

                        John P. Moran                    BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                                                         BlackRock Investments,       President
                                                         Inc.
                                                         New York, NY

                        Thomas H. Nevin                  BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Managing Director
                                                         Management, Inc.
                                                         New York, NY

                        Ralph L. Schlosstein             BlackRock Provident          Chairman & President
                        President and Director           Institutional Funds
                                                         Wilmington, DE

                                                         BlackRock Capital            President & Director
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              President & Director
                                                         New York, NY

                                                         BlackRock International,     President & Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      President & Director
                                                         New York, NY


                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------

                                                         BlackRock Investments,       Director
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     President & Director
                                                         Wilmington, DE

                                                         BlackRock Financial          President & Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock HPB Management     Director
                                                         LLC
                                                         New York, NY

                        Keith T. Anderson                BlackRock Capital            Managing Director
                        Managing Director                Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Managing Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock International,     Managing Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Managing Director
                                                         New York, NY

                    2.  NUMERIC INVESTORS, LLC:
                        -----------------------
                        The sole business activity of Numeric Investors, LLC ("Numeric"), One Memorial Drive, 4th Floor, Cambridge, Massachusetts 02142, is to serve as an investment adviser. Numeric is registered under the Investment Advisers Act of 1940.

                        Information as to the directors and officers of Numeric is as follows:


                        NAME AND POSITION WITH NUMERIC   OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ------------------------------   -------------                ---------------------------
                        P. Andrews McLane                TA Associates                Managing Director and Member of
                        Director of Numeric              Boston, MA                   the Executive Committee of Board

                        Michael Wilson                   TA Associates                Principal
                        Director of Numeric              Boston, MA

                    3.  BOGLE INVESTMENT MANAGEMENT, LP:
                        --------------------------------
                        The sole business activity of Bogle Investment Management, LP ("Bogle"), 57 River Street, Suite 206, Wellesley, Massachusetts 02481, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

                        The directors and officers have not held any positions with other companies during the last two fiscal years.

                    4.  BOSTON PARTNERS ASSET MANAGEMENT, LLC:
                        --------------------------------------
                        The sole business activity of Boston Partners Asset Management, LLC ("BPAM"), 28 State Street, 21st Floor, Boston, Massachusetts 02109, is to serve as an investment adviser. BPAM is registered under the Investment Advisers Act of 1940.

                        BPAM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of Boston is as follows:


                        NAME AND POSITION WITH BPAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------
                        William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                        Chief Executive Officer

                                                         Robeco USA, Inc.             Treasurer

                        Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                        Compliance Officer

                                                         Robeco USA, Inc.             Chief Compliance Officer

                    5.  SCHNEIDER CAPITAL MANAGEMENT COMPANY:
                        -------------------------------------
                        The sole business activity of Schneider Capital Management Company ("Schneider"), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

                        Information as to the directors and officers of Schneider is as follows:


                        NAME AND POSITION WITH           OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ----------------------           -------------                ---------------------------
                        SCHNEIDER
                        ---------

                        Arnold C. Schneider, III         Turnbridge Management        President
                        President and Chief Investment   Partners Corp
                        Officer

                        Steven J. Fellin                 Turnbridge Management        Vice President
                        Sr. Vice President and Chief     Partners Corp.
                        Financial Officer

                    6.  WESCORP INVESTMENT SERVICES, LLC:
                        ---------------------------------
                        The sole business activity of Wescorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 ("Wescorp"), is to serve as an investment adviser. Wescorp is registered under the Investment Advisers Act of 1940.


                        The directors and officers have not held any positions with other companies during the last two fiscal years.


                    7.  WEISS, PECK & GREER INVESTMENTS:
                        --------------------------------
                        The sole business activity of Weiss, Peck & Greer Investments ("WPG"), 909 Third Avenue, New York, NY 10022, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.


                        Information as to the directors and officers of WPG is as follows:


                        NAME AND POSITION WITH WPG        OTHER COMPANY               POSITION WITH OTHER COMPANY
                        --------------------------       -------------                ---------------------------


                        William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                        Chief Financial Officer

                                                         Robeco USA, Inc.             Treasurer

                        Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                        Compliance Officer

                                                         Robeco USA, Inc.             Chief Compliance Officer

                        Robert Kleinberg                 Robeco USA, Inc.             Secretary
                        Secretary

Item 26.   PRINCIPAL UNDERWRITER

           (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                    AB Funds Trust
                    AFBA 5 Star Funds, Inc.
                    Atlantic Whitehall Funds Trust
                    ASA Debt Arbitrage Fund LLC
                    ASA Hedged Equity Fund LLC
                    ASA Managed Futures Fund LLC
                    ASA Market Neutral Equity Fund LLC
                    Columbia Floating Rate Fund
                    Columbia Floating Rate Advantage Fund
                    Columbia Institutional Floating Rate Fund

                    Forward Funds, Inc
                    Harris Insight Funds Trust
                    Hillview Investment Trust II
                    Kalmar Pooled Investment Trust
                    Matthews Asian Funds
                    Metropolitan West Funds
                    The RBB Fund, Inc.
                    RS Investment Trust
                    Scudder Investments VIT Funds
                    Stratton Growth Fund, Inc.
                    Stratton Monthly Dividend REIT Shares, Inc.
                    The Stratton Funds, Inc.
                    Trainer, Wortham First Mutual Funds
                    Van Wagoner Funds
                    Weiss, Peck & Greer Funds Trust
                    Wilshire Mutual Funds, Inc.
                    WPG Large Cap Growth Fund
                    WPG Tudor Fund

           Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    BlackRock Provident Institutional Funds
                    BlackRock Funds, Inc.
                    International Dollar Reserve Fund I., Ltd.
                    BlackRock Bond Allocation Target Shares

           Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    Northern Funds Trust
                    Northern Institutional Funds

           Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    ABN AMRO Funds

           PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

           (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:


           Name                                        Title With PFPC Distributors
           ----                                        ----------------------------

           Brian Burns                        -        Chairman, Chief Executive Officer, Director and President
           Michael Denofrio                   -        Director
           Nick Marsini                       -        Director
           Rita G. Adler                      -        Chief Compliance Officer
           Christine A. Ritch                 -        Chief Legal Officer, Assistant Secretary and Assistant Clerk
           Christopher S. Conner              -        Vice President and Anti-Money Laundering Officer
           Steven B. Sunnerberg               -        Secretary and Clerk
           Julie Bartos                       -        Assistant Secretary and Assistant Clerk
           Bradley A. Stearns                 -        Assistant Secretary and Assistant Clerk
           Kristen Nolan                      -        Assistant Secretary and Assistant Clerk
           Craig Stokarski                    -        Treasurer and Financial & Operations Principal


           Name                                        Title With PFPC Distributors
           ----                                        ----------------------------


           Douglas D. Castagna                -        Controller and Assistant Treasurer
           Bruno DiStefano                    -        Vice President
           Susan K. Moscaritolo               -        Vice President

           (c) Not applicable.

Item 27.   LOCATION OF ACCOUNTS AND RECORDS

(1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(6) Numeric Investors, LLC, 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

(7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, New York 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)


(11) WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 (records relating to its function as investment adviser).

(12) Weiss, Peck & Greer Investments, 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).


Item 28.   MANAGEMENT SERVICES

           None.

Item 29.   UNDERTAKINGS

(a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 93 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 4th day of March, 2005.

                                                     THE RBB FUND, INC.
                                                     By: /s/ Edward J. Roach
                                                     Edward J. Roach
                                                     President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                                                DATE
---------                                   -----                                                ----

/s/ Edward J. Roach                         President (Principal Executive Officer) and          March 4, 2005
-------------------                         Treasurer (Principal Financial and Accounting
Edward J. Roach                             Officer)

*J. Richard Carnall                         Director                                             March 4, 2005
-------------------
J. Richard Carnall

*Francis J. McKay                           Director                                             March 4, 2005
-----------------
Francis J. McKay

*Marvin E. Sternberg                        Director                                             March 4, 2005
--------------------
Marvin E. Sternberg

*Julian A. Brodsky                          Director                                             March 4, 2005
------------------
Julian A. Brodsky

*Arnold M. Reichman                         Director                                             March 4, 2005
-------------------
Arnold M. Reichman

*Robert Sablowsky                           Director                                             March 4, 2005
-----------------
Robert Sablowsky

*By: /s/ Edward J. Roach
------------------------
Edward J. Roach
Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November 9, 2000


         /s/ Francis J. McKay
         --------------------
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November 9, 2000


         /s/ Marvin E. Sternberg
         -----------------------
         Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November 9, 2000


         /s/ Julian Brodsky
         ------------------
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November 9, 2000


         /s/ Arnold Reichman
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November 9, 2000


         /s/ Robert Sablowsky
         --------------------
         Robert Sablowsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   September 10, 2002


         /s/ J. Richard Carnall
         ----------------------
         J. Richard Carnall

                                  EXHIBIT INDEX

------------------------------------------------------------------------------------------------------------------------------------
EXHIBIT NO.            EXHIBIT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(a)(38)                Articles Supplementary of Registrant is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(d)(42)                Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco
                       WPG Core Bond Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(d)(43)                Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco
                       WPG Large Cap Growth Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(d)(44)                Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco
                       WPG Tudor Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(d)(45)                Form of Contractual Fee Waiver Agreement between the Registrant and Weiss, Peck & Greer Investments for the
                       Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund are filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(e)(11)                Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Robeco WPG Core
                       Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund).
------------------------------------------------------------------------------------------------------------------------------------
(g)(21)                Form of Custodian Agreement between Registrant and Mellon Bank N.A. (Robeco WPG Core Bond Fund, Robeco WPG
                       Large Cap Growth Fund, and Robeco WPG Tudor Fund) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(80)                Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Robeco WPG
                       Core Bond Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(81)                Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the, Robeco WPG
                       Large Cap Growth Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(82)                Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Robeco WPG
                       Tudor Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(83)                Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the
                       Robeco WPG Core Bond Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(84)                Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the
                       Robeco WPG Large Cap Growth Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(85)                Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the
                       Robeco WPG Tudor Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(86)                Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Robeco WPG Core Bond
                       Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(87)                Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Robeco WPG Large Cap
                       Growth Fund is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(88)                Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Robeco WPG Tudor Fund
                       is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(89)                Amended Schedule A to Regulatory Administration Services Agreement between Registrant and PFPC Inc. is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(90)                Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund - Institutional Class) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(h)(91)                Form of Shareholder Servicing Agreement (Robeco WPG Large Cap Growth Fund - Institutional Class) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXHIBIT NO.            EXHIBIT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(h)(92)                Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund - Institutional Class) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(l)(22)                Form of Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Core Bond Fund)
                       is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(l)(23)                Form of Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Large Cap
                       Growth Fund) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(l)(24)                Form of Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Tudor Fund) is
                       filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(m)(48)                Form of Plan of Distribution (Robeco WPG Core Bond Fund - Investor Class) is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------
(p)(1)                 Code of Ethics of the Registrant is filed herewith.
------------------------------------------------------------------------------------------------------------------------------------